Fair Value Measurements	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Jan. 29, 2012
Fair Value Measurements

NOTE 7 — FAIR VALUE MEASUREMENTS

The fair value measurements and disclosure principles of U.S. GAAP (ASC 820, Fair Value Measurements and Disclosures) define fair value, establish a framework for measuring fair value and provide disclosure requirements about fair value measurements. These principles define a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	–	Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2	–	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly;

Level 3	–	Unobservable inputs in which little or no market activity exists.

The Company’s financial instruments that are not reflected at fair value on the balance sheet were as follows as of October 28, 2012 and January 29, 2012 (amounts in millions):

	As of October 28, 2012		As of January 29, 2012
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
ABL Facility	$395	$379	$—	$—
Term Loans and Notes	6,555	6,898	5,462	5,070

Total	$6,950	$7,277	$5,462	$5,070

(1)	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets. These amounts do include any related discounts and premiums.

The Company utilized Level 2 inputs, as defined in the fair value hierarchy, to measure the fair value of the long-term debt. The Term Loans outstanding as of January 29, 2012 and due August 30, 2012 and April 1, 2014 were guaranteed by Home Depot. Therefore, management’s estimates of fair value for these Term Loans were based on a review of the fair value of debt issued by companies with similar credit ratings as Home Depot. For all of the Company’s other debt instruments, management’s fair value estimates were based on recent similar credit facilities initiated by companies with like credit quality in similar industries, quoted prices for similar instruments, and inquiries with certain investment communities.

NOTE 8—FAIR VALUE MEASUREMENTS

The fair value measurements and disclosure principles of U.S. GAAP (ASC 820, Fair Value Measurements and Disclosures) define fair value, establish a framework for measuring fair value and provide disclosure requirements about fair value measurements. These principles define a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly;

Level 3 – Unobservable inputs in which little or no market activity exists.

The Company’s financial assets and liabilities measured at fair value on a recurring basis as of January 29, 2012 and January 30, 2011 were as follows (amounts in millions):

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
At January 29, 2012:
Interest Rate Swap Contracts	$—	$—	$—	$—
At January 30, 2011:
Interest Rate Swap Contracts	$—	$(1)	$—	$(1)

The Company’s financial instruments that are not reflected at fair value on the balance sheet were as follows as of January 29, 2012 and January 30, 2011 (amounts in millions):

	As of January 29, 2012		As of January 30, 2011
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
Term Loan due August 30, 2012	$73	$73	$74	$74
Term Loan due April 1, 2014	855	855	864	871
ABL Term Loan due April 1, 2014	214	207	214	207
12.0% Senior Notes due September 1, 2014	2,500	2,388	2,500	2,338
13.5% Senior Subordinated Notes due September 1, 2015	1,820	1,547	1,597	1,198

Total	$5,462	$5,070	$5,249	$4,688

(1)	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.

The Company utilized Level 2 inputs, as defined in the fair value hierarchy, to measure the fair value of the long-term debt.

The Term Loan is guaranteed by Home Depot. Based on a review of the fair value of debt issued by companies with similar credit ratings as Home Depot, management estimates that as of January 29, 2012, the fair value of the Term Loan due August 30, 2012 was approximately 99-101% of the principal value, or $73 million, and the Term Loan due April 1, 2014 is approximately 99-101% of principal, or $855 million. Management estimated that as of January 30, 2011, the fair value of the Term Loan due August 30, 2012 was approximately 99-101% of the principal value, or $74 million, and the Term Loan due April 1, 2014 was approximately 100-102% of principal, or $871 million.

The Company’s fair value estimates for the ABL Credit Facility, 12.0% Senior Notes, and 13.5% Senior Subordinated Notes were based on recent similar credit facilities initiated by companies with like credit quality in similar industries, quoted prices for similar instruments, and inquiries with certain investment communities. Based on this data, management estimates that as of January 29, 2012, the fair value of the ABL Term Loan due April 1, 2014 was approximately 94-100% of the principal value, or $207 million, the fair value of the 12.0% Senior Notes was approximately 93-98% of the principal value, or $2,388 million, and the fair value of the 13.5% Senior Subordinated Notes was approximately 80-90% of principal value, or $1,547 million. Management estimated that as of January 30, 2011, the fair value of the ABL Term Loan due April 1, 2014 was approximately 94-100% of the principal value, or $207 million, the fair value of the 12.0% Senior Notes was approximately 87-100% of the principal value, or $2,338 million, and the fair value of the 13.5% Senior Subordinated Notes was approximately 65-85% of principal value, or $1,198 million.